Income Taxes - Reconciliation of the Statutory Federal Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statutory Federal income tax rate	21.00%	21.00%	35.00%
Change in fair value of warrant liabilities	0.00%	0.00%	6.90%
Change in Valuation Allowance	(25.70%)	(43.20%)	0.00%
Income Taxes Provision (Benefit)	1.00%	(11.90%)	38.40%
GRAF INDUSTRIAL CORP.
Statutory Federal income tax rate	21.00%	21.00%
Meals & entertainment	0.00%	0.00%
Change in fair value of warrant liabilities	(28.40%)	(16.90%)
Change in Valuation Allowance	(1.00%)	0.90%
Income Taxes Provision (Benefit)	(8.40%)	5.00%